Other Revenues	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Other Revenues
5 OTHER REVENUES
Other revenues by type of service is as follows:

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Online direct sales	16,948	62,114	57,309
Financing solutions	23,293	49,076	53,989
Technology services	18,645	38,963	27,676
Others	21,378	20,650	14,985

Total	80,264	170,803	153,959